Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows:
	Year ended December 31,
	2022	2021
		(As Restated)(1)
Deferred tax assets:
Net Operating Loss Carryforwards	$1,731,713	$330,496
Accrued Expenses	11,197	-
Fixed Assets	-	(32,321)
Stock Based Compensation	-	2,248
Charitable Contribution Carryforward	412	-
ROU Asset	(204,479)	-
Lease Liability	204,982	-
Total deferred tax assets	1,743,825	300,423

Deferred tax liabilities:
Amortization/Depreciation	134,382	-
Total deferred tax liabilities	134,382	-

Valuation allowance	(1,608,940)	(300,423)
Net deferred Tax Assets (Liabilities)	$-	$-
(1)	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.

Schedule of Income Tax (Benefit)	The differences between the total calculated income tax (benefit) provision and the expected income tax computed using the U.S. federal income tax rate are as follows:
	2022	2021
		(As Restated)(1)
Tax benefit at statutory tax rate	(1,021,920)	(232,214)
State benefit, net of federal benefit	(291,977)	(66,347)
Other permanent differences	(13,535)	5,144
Valuation allowance	1,308,517	300,310
Other	(11,179)	(6,893)
Conversion of subsidiary from C-Corp to LLC	-	74,330
	$(30,094)	$74,330
(1)	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.

Schedule of Income Tax Expense	Income tax expense consists of the following for the years ending December 31, 2022 and 2021:
	December 31 2022	December 31 2021
		(As Restated) (1)
Current income tax (benefit)expense
Federal	$-	$33,982
State	(30,094)	40,348
	$-	$74,330
(1)	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.